DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Fulton Financial Corporation 401(k) Retirement Plan (the "Plan") provides only general information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions.

General: The Plan’s eligibility requirements include substantially all employees of Fulton Financial Corporation (the "Company" or the "Employer") and its subsidiaries. Eligible employees who have completed 30 days of service and who have attained age 21 may make employee contributions to the Plan. To receive an employer matching contribution, an employee must complete a year of service. The Plan provides for retirement, death, and disability benefits. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Contributions: Participants may elect to contribute 1% to 75% of eligible compensation not to exceed the maximum allowed by law. Any participant who has attained age 50 by the end of the Plan year may make catch-up contributions in accordance with Code Section 414(v). Participants can elect salary deferral through payroll deduction on a pre-tax or after-tax basis, subject to certain limitations as defined by the Plan. The Plan allows participants to rollover balances from other eligible qualified plans.

The Employer shall make a matching contribution equal to 100% of the first 5% of compensation deferred. Participants are eligible the first pay of the month following one year of service. Participants direct the investment of their participant and employer contributions into various investment options offered by the Plan.

The employer profit sharing contribution is discretionary and is allocated uniformly on the basis of compensation in a Plan year. To be eligible for an employer profit sharing contribution, an employee had 1) to be hired prior to July 1, 2007 and be eligible to participate in this Plan under the eligibility requirements in effect on that date, or 2) to be an active participant in the Fulton Financial Affiliates Defined Benefit Pension Plan as of December 31, 2007. For the years ending December 31, 2025 and 2024, no profit sharing contribution was made to eligible participants.

Eligible employees who have not elected to contribute, or not contribute, will automatically have contributions made to the Plan. The deemed election will start at 3% of eligible compensation and will continue until an affirmative Plan election to contribute a different percentage (including zero) is made. The deemed election becomes effective as soon as practicable once the eligible employee is enrolled in the Plan. If, as of January 1st, a deemed election has been in effect for at least 180 days, then the deemed deferral percentage will increase by 1% (but not to exceed a total percentage of 10%), effective as soon as administratively practicable after the following April 1st. If no election investment selection is made, the amounts will be invested in the Plan’s default investment vehicle. Effective June 1, 2025, the Plan implemented a super catch-up contribution provision permitted under the SECURE 2.0 Act, allowing participants ages 60 to 63 to make enhanced catch-up contributions of up to $11,250 in addition to the standard employee deferral.

Participant Accounts: Each participant’s account is credited with the participant’s contribution and employer matching contributions, as well as allocations of the employer's profit sharing contribution, and Plan earnings/(losses) and charged with his or her withdrawals. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the vested benefit that can be provided from the participant’s account.

Retirement, Death and Disability: A participant is entitled to 100% of his or her account balance upon retirement, death or disability.

Vesting: Participants are immediately vested in their voluntary, employer matching, and rollover contributions plus actual earnings thereon. Vesting in the profit sharing account is based on years of service. Participants become 100% vested in their profit sharing accounts after completion of five years of credited service.

Payment of Benefits: Upon termination of service, death, disability or retirement, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account as a lump sum. Participants may elect to have their payment of benefits paid to their individual retirement accounts.

Forfeitures: Forfeitures represent the nonvested portion of the participant’s account plus earnings thereon that are not fully distributable to participants who terminate employment. Forfeitures are used to reduce expenses incurred by the Plan or to reduce employer contributions to the Plan. Forfeitures totaling $41,409 and $13,151 were used to reduce employer contributions or Plan expenses during 2025 and 2024, respectively. The forfeitures available to be used as of December 31, 2025 and 2024 totaled $22,047 and $41,400, respectively.
Expenses: Fees incurred in the administration of the Plan are paid by the Plan or the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees paid by the Plan for investment management services are included as reduction of the return earned by each fund. Any rebates on investment fees received by Fulton Financial Advisors, the trustee, on behalf of the Plan are deposited into the Plan and are reflected as fees rebated by the applicable fund.

Notes Receivable: Participants can borrow a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant's account. A commercially reasonable rate of interest for the geographical region in which the participant lives will be applied to the loan. The term of the note receivable may not exceed 5 years with the exception of note receivables used to acquire a principal residence, which must be paid within 30 years. Principal and interest is paid ratably through payroll deductions.